Related Party Transactions (Transactions with Non US Listed Part of Phoenix TV Group and CMCC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Phoenix TV Group [Member] USD ($)	Dec. 31, 2014 Phoenix TV Group [Member] CNY	Dec. 31, 2013 Phoenix TV Group [Member] CNY	Dec. 31, 2012 Phoenix TV Group [Member] CNY	Dec. 31, 2014 Phoenix TV Group and its customers [Member] USD ($)	Dec. 31, 2014 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2013 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2012 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2014 CMCC [Member] USD ($)	Dec. 31, 2014 CMCC [Member] CNY	Dec. 31, 2013 CMCC [Member] CNY	Dec. 31, 2012 CMCC [Member] CNY
Related Party Transaction [Line Items]
Contents provided by related party					$ (606)	(3,757)	(3,477)	(3,153)
Data line services provided by related party					(59)	(363)	(392)	(375)
Advertising and promotion expenses charged by related party	(201)	(1,246)	(1,040)	(916)	(201)	(1,246)	(1,040)	(916)
Corporate administrative expenses charged by related party	(57)	(354)	(404)	(646)	(57)	(354)	(404)	(646)
Advertising revenues earned from related party	8,956	55,565	45,127	35,438					4,056	25,168	28,911	29,754	4,778	29,643	16,216	5,684
Paid service revenues earned from and through related party	46,999	291,610	413,407	429,125									46,861	290,755	413,407	429,125
Revenue sharing fees and bandwidth costs to related party													$ (6,731)	(41,766)	(72,622)	(63,953)